EXPLANATORY NOTE

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information included in a supplement dated November 14, 2014,  and electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”) (SEC Accession No. 0001104659-14-080881) to the definitive versions of the Registrant’s prospectuses and Statement of Additional Information regarding the Class A and I Shares of the High Yield Bond Fund, dated January 31, 2014, and electronically filed with the SEC pursuant to Rule 485(b) under the 1933 Act on January 28, 2014 (SEC Accession No. 0001104659-14-004618) and the Registrant’s prospectus and Statement of Additional Information regarding the Class Y Shares of the High Yield Bond Fund, dated October 14, 2014, and electronically filed with the SEC pursuant to Rule 485(b) under the 1933 Act on October 14, 2014 (SEC Accession No. 0001104659-14-071624).